Exceptional Items - Summary of Exceptional Items by Category (Detail) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Jun. 30, 2019
Disclosure of exceptional items [line items]
Exceptional items gross	$ (784)		$ (210)	$ (1,060)
Exceptional items tax	271		242	242
Exceptional items net	(513)		32	(818)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(6)	[1]	(210)	(1,060)
Exceptional items tax	0
Exceptional items net	(6)		(210)	(1,060)
Cancellation Of Power Contracts [Member]
Disclosure of exceptional items [line items]
Exceptional items gross	(778)
Exceptional items tax	271
Exceptional items net	(507)
Global taxation matters [member]
Disclosure of exceptional items [line items]
Exceptional items tax			242	242
Exceptional items net			242	242
Non-controlling interests [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(282)			0
Exceptional items tax	87			0
Exceptional items net	(195)			0
Attributable to BHP shareholders [member]
Disclosure of exceptional items [line items]
Exceptional items gross	(502)		(210)	(1,060)
Exceptional items tax	184		242	242
Exceptional items net	$ (318)		$ 32	$ (818)

[1]	Refer to note 9 Significant events – Samarco dam failure for further information.